Summary of significant accounting policies - changes in the fair value of the Company's derivative liabilities (Details ) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Beginning balance of Conversion features
Change in fair value of conversion features		(444,000)
Ending balance of conversion features		2,852,000
Beginning Balance of warrant liability
Change in fair value of warrant liabilty		3,013,000
Ending balance of warrant liability		904,000
Beginning balance	$ 3,756,000
Reclassification to APIC due to note settlements, exchanges or conversions	(1,691,000)
Change in fair value	(1,771,000)	2,569,000
Ending balance	294,000	3,756,000
March 2019 Warrant Liability [Member]
Beginning Balance of warrant liability	904,000
Change in fair value of warrant liabilty	(683,000)	(3,013,000)
Ending balance of warrant liability	182,000	904,000
Reclassification to APIC due to note settlements, exchanges or conversions	(39,000)
March 2019 Conversion Feature [Member]
Beginning balance of Conversion features	2,852,000	0
Change in fair value of conversion features	(1,088,000)	444,000
Ending balance of conversion features	112,000	$ 2,852,000
Reclassification to APIC due to note settlements, exchanges or conversions	$ (1,652,000)